Shareholder Report, Holdings (Details)	Jun. 30, 2025
INVESTOR CLASS | N R G Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.05%
INVESTOR CLASS | Nintendo [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.49%
INVESTOR CLASS | Vistra [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
INVESTOR CLASS | Cantaloupe [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%
INVESTOR CLASS | Hershey [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
INVESTOR CLASS | Expedia [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%
INVESTOR CLASS | Pay Pal Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
INVESTOR CLASS | Starbucks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
INVESTOR CLASS | J M Smuckers [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
INVESTOR CLASS | Garrett Motion [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
INVESTOR CLASS | Communications Services [Member]
Holdings [Line Items]
Percent of Total Investments	24.22%
INVESTOR CLASS | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	21.97%
INVESTOR CLASS | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	19.19%
INVESTOR CLASS | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.09%
INVESTOR CLASS | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.54%
INVESTOR CLASS | Real Estate Investment [Member]
Holdings [Line Items]
Percent of Total Investments	3.54%
INVESTOR CLASS | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	9.77%
INVESTOR CLASS | Utilites [Member]
Holdings [Line Items]
Percent of Total Investments	15.68%
CLASS C | N R G Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.05%
CLASS C | Nintendo [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.49%
CLASS C | Vistra [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
CLASS C | Cantaloupe [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%
CLASS C | Hershey [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
CLASS C | Expedia [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%
CLASS C | Starbucks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
CLASS C | Garrett Motion [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
CLASS C | Pay Pal [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
CLASS C | J M Smucker [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
CLASS C | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	19.19%
CLASS C | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.54%
CLASS C | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	9.77%
CLASS C | Communiation Services [Member]
Holdings [Line Items]
Percent of Total Investments	24.22%
CLASS C | Consumer Cyclial [Member]
Holdings [Line Items]
Percent of Total Investments	21.97%
CLASS C | Finacial Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.09%
CLASS C | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	3.54%
CLASS C | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	15.68%
INSTITUTIONAL CLASS | N R G Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.05%
INSTITUTIONAL CLASS | Nintendo [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.49%
INSTITUTIONAL CLASS | Vistra [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
INSTITUTIONAL CLASS | Cantaloupe [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%
INSTITUTIONAL CLASS | Hershey [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.17%
INSTITUTIONAL CLASS | Expedia [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%
INSTITUTIONAL CLASS | Starbucks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
INSTITUTIONAL CLASS | Garrett Motion [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
INSTITUTIONAL CLASS | Pay Pal [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
INSTITUTIONAL CLASS | J M Smucker [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
INSTITUTIONAL CLASS | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	21.97%
INSTITUTIONAL CLASS | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	19.19%
INSTITUTIONAL CLASS | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.54%
INSTITUTIONAL CLASS | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	9.77%
INSTITUTIONAL CLASS | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	3.54%
INSTITUTIONAL CLASS | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	15.68%
INSTITUTIONAL CLASS | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	24.22%
INSTITUTIONAL CLASS | Finacial Servcies [Member]
Holdings [Line Items]
Percent of Total Investments	5.09%
Class A Shares | Starbucks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
Class A Shares | Crown Castle [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
Class A Shares | Bio Marin [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.35%
Class A Shares | Chevron [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%
Class A Shares | Goldman Sachs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
Class A Shares | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
Class A Shares | Newmont [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
Class A Shares | U S Treasury 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
Class A Shares | Occidental Petroleum [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Class A Shares | Tree House Foods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
Class A Shares | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	5.88%
Class A Shares | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Class A Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.68%
Class A Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	1.74%
Class A Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.33%
Class A Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.26%
Class A Shares | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.08%
Class A Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	15.31%
Class A Shares | Contingent Value Rights [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class A Shares | Convertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.02%
Class A Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.66%
Class A Shares | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	18.38%
Class A Shares | Escrow Shares [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class A Shares | Financail Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.79%
Class A Shares | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.75%
Class A Shares | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	2.59%
Class A Shares | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.01%
Class A Shares | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.15%
Class A Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	5.45%
Class A Shares | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.48%
Class A Shares | Real Estate Investment Trust [Member]
Holdings [Line Items]
Percent of Total Investments	8.01%
Class A Shares | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.08%
Class A Shares | U S Treasury Note Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	8.04%
Class A Shares | Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.01%
Institutional Class Shares | Starbucks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
Institutional Class Shares | Crown Castle [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
Institutional Class Shares | Bio Marin [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.35%
Institutional Class Shares | Chevron [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%
Institutional Class Shares | Goldman Sachs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
Institutional Class Shares | Phillips 66 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.78%
Institutional Class Shares | Occidental Petroleum [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Institutional Class Shares | Tree House Foods [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
Institutional Class Shares | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
Institutional Class Shares | U S Treasury 20233 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
Institutional Class Shares | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	5.88%
Institutional Class Shares | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
Institutional Class Shares | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.68%
Institutional Class Shares | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	1.74%
Institutional Class Shares | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.33%
Institutional Class Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.26%
Institutional Class Shares | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	15.31%
Institutional Class Shares | Contingent Value Rights [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Institutional Class Shares | Corporate Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	1.66%
Institutional Class Shares | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	18.38%
Institutional Class Shares | Escrow Shares [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Institutional Class Shares | Financail Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.79%
Institutional Class Shares | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.75%
Institutional Class Shares | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	2.59%
Institutional Class Shares | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.01%
Institutional Class Shares | Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	5.45%
Institutional Class Shares | Preferred Stocks [Member]
Holdings [Line Items]
Percent of Total Investments	3.48%
Institutional Class Shares | Real Estate Investment Trust [Member]
Holdings [Line Items]
Percent of Total Investments	8.01%
Institutional Class Shares | Structured Notes [Member]
Holdings [Line Items]
Percent of Total Investments	0.08%
Institutional Class Shares | U S Treasury Note Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	8.04%
Institutional Class Shares | Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.01%
Institutional Class Shares | Assets Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.08%
Institutional Class Shares | Covertible Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.02%
Institutional Class Shares | Manicipal Bonds [Member]
Holdings [Line Items]
Percent of Total Investments	0.15%